Goodwill (Details Narrative) (Huale Group Co.Limited) - USD ($)		6 Months Ended		12 Months Ended
	Aug. 02, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment loss				$ 161,274
Huale Group Co., Ltd ("HGL") [Member]
Impairment loss
Huale Group Co., Ltd ("HGL") [Member] | Share Purchase Agreement [Member] | Shenzhen Yeller Video & Technology Co Shareholders [Member]
Purchase of shares, description	OCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.'s shareholders:1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72).